April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(a)	12,531	$ 7,685,262
BWX Technologies, Inc.	15,723	1,715,694
Curtiss-Wright Corp.	6,587	2,271,790
HEICO Corp.	7,612	1,908,785
HEICO Corp., Class A	14,026	2,818,244
Hexcel Corp.	13,843	670,970
Howmet Aerospace, Inc.	69,987	9,698,799
Huntington Ingalls Industries, Inc.	6,819	1,570,689
L3Harris Technologies, Inc.	32,710	7,196,854
Loar Holdings, Inc.(a)	6,004	567,858
Spirit AeroSystems Holdings, Inc., Class A(a)	20,167	726,012
Standardaero, Inc.(a)	18,040	487,441
Textron, Inc.	32,327	2,274,851
Woodward, Inc.	10,093	1,893,144
		41,486,393
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	20,054	1,789,218
Expeditors International of Washington, Inc.	23,936	2,630,805
GXO Logistics, Inc.(a)(b)	20,399	739,260
		5,159,283
Automobile Components — 0.3%
Aptiv PLC(a)	40,117	2,289,076
BorgWarner, Inc.	37,464	1,063,228
Gentex Corp.	38,916	847,591
Lear Corp.	9,345	801,334
QuantumScape Corp., Class A(a)(b)	61,208	239,323
		5,240,552
Automobiles — 0.2%
Harley-Davidson, Inc.	20,607	462,009
Lucid Group, Inc.(a)(b)	168,909	423,962
Rivian Automotive, Inc., Class A(a)(b)	144,715	1,976,807
Thor Industries, Inc.	8,787	636,354
		3,499,132
Banks — 2.7%
Bank OZK	18,388	783,329
BOK Financial Corp.	3,964	369,326
Citizens Financial Group, Inc.	77,280	2,850,859
Columbia Banking System, Inc.	36,157	810,640
Comerica, Inc.	23,027	1,237,701
Commerce Bancshares, Inc.	21,302	1,293,883
Cullen/Frost Bankers, Inc.	10,145	1,181,588
East West Bancorp, Inc.	23,824	2,038,143
Fifth Third Bancorp	116,756	4,196,211
First Citizens BancShares, Inc., Class A	1,987	3,535,151
First Hawaiian, Inc.	22,038	503,789
First Horizon Corp.	92,955	1,680,626
FNB Corp.	60,569	792,848
Huntington Bancshares, Inc.	249,352	3,623,085
KeyCorp.	159,997	2,374,355
M&T Bank Corp.	28,702	4,872,452
NU Holdings Ltd./Cayman Islands, Class A(a)	556,455	6,916,736
Pinnacle Financial Partners, Inc.	13,072	1,310,337
Popular, Inc.	12,367	1,180,059
Prosperity Bancshares, Inc.	15,532	1,054,623
Regions Financial Corp.	157,263	3,209,738
Synovus Financial Corp.	24,815	1,074,986
TFS Financial Corp.	9,007	116,731
Webster Financial Corp.	29,413	1,391,235
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	18,518	$ 1,290,890
Wintrust Financial Corp.	11,307	1,256,999
Zions Bancorp NA	24,598	1,106,172
		52,052,492
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,510	371,158
Brown-Forman Corp., Class A	8,634	298,823
Brown-Forman Corp., Class B	29,812	1,038,650
Celsius Holdings, Inc.(a)	30,471	1,065,266
Coca-Cola Consolidated, Inc.	1,045	1,416,822
Molson Coors Beverage Co., Class B	29,536	1,699,206
		5,889,925
Biotechnology(a) — 1.4%
Alnylam Pharmaceuticals, Inc.	22,248	5,856,563
Apellis Pharmaceuticals, Inc.	18,109	347,874
Biogen, Inc.	25,161	3,046,494
BioMarin Pharmaceutical, Inc.	32,609	2,076,867
Exact Sciences Corp.	31,499	1,437,614
Exelixis, Inc.	48,465	1,897,405
GRAIL, Inc.	4,573	157,746
Incyte Corp.	27,695	1,735,369
Ionis Pharmaceuticals, Inc.(b)	26,735	821,032
Natera, Inc.	19,775	2,984,641
Neurocrine Biosciences, Inc.	17,223	1,854,745
Roivant Sciences Ltd.	72,368	840,916
Sarepta Therapeutics, Inc.	15,611	974,126
Ultragenyx Pharmaceutical, Inc.	15,044	586,415
United Therapeutics Corp.	7,542	2,285,905
Viking Therapeutics, Inc.	17,909	517,033
		27,420,745
Broadline Retail — 0.7%
Coupang, Inc.(a)	200,038	4,674,888
Dillard’s, Inc., Class A(b)	539	186,850
eBay, Inc.	82,679	5,635,400
Etsy, Inc.(a)(b)	19,023	827,120
Kohl’s Corp.	19,264	129,069
Macy’s, Inc.	46,545	531,544
Nordstrom, Inc.	17,246	416,318
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,644	1,129,435
		13,530,624
Building Products — 1.3%
A O Smith Corp.	20,620	1,399,273
AAON, Inc.	11,529	1,052,252
Advanced Drainage Systems, Inc.	12,151	1,379,017
Allegion PLC	15,103	2,102,338
Armstrong World Industries, Inc.	7,502	1,087,940
AZEK Co., Inc., Class A(a)	24,447	1,211,593
Builders FirstSource, Inc.(a)	19,643	2,349,892
Carlisle Cos., Inc.	7,792	2,956,908
Fortune Brands Innovations, Inc.	21,238	1,143,029
Hayward Holdings, Inc.(a)	24,686	329,065
Lennox International, Inc.	5,535	3,026,261
Masco Corp.	37,229	2,256,450
Owens Corning	14,798	2,151,777
Simpson Manufacturing Co., Inc.	7,341	1,128,238
Trex Co., Inc.(a)	18,228	1,053,943
		24,627,976
Capital Markets — 5.1%
Affiliated Managers Group, Inc.	5,157	854,154
Ameriprise Financial, Inc.	16,673	7,853,316

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Ares Management Corp., Class A	31,955	$ 4,874,096
Bank of New York Mellon Corp.	124,143	9,982,339
Blue Owl Capital, Inc., Class A	90,901	1,684,395
Carlyle Group, Inc.	37,745	1,458,467
Cboe Global Markets, Inc.	18,218	4,040,752
Coinbase Global, Inc., Class A(a)	34,995	7,100,135
Evercore, Inc., Class A	6,109	1,254,117
FactSet Research Systems, Inc.	6,568	2,838,821
Franklin Resources, Inc.	53,075	995,687
Houlihan Lokey, Inc.	9,215	1,493,567
Interactive Brokers Group, Inc., Class A	18,227	3,132,310
Invesco Ltd.	62,013	863,841
Janus Henderson Group PLC	22,009	730,919
Jefferies Financial Group, Inc.	30,363	1,418,863
Lazard, Inc.	18,639	725,057
LPL Financial Holdings, Inc.	13,663	4,369,291
MarketAxess Holdings, Inc.	6,375	1,412,636
Morningstar, Inc.	4,612	1,313,129
MSCI, Inc., Class A	13,128	7,156,204
Nasdaq, Inc.	71,143	5,421,808
Northern Trust Corp.	33,847	3,180,941
Raymond James Financial, Inc.	35,001	4,796,537
Robinhood Markets, Inc., Class A(a)	116,042	5,698,823
SEI Investments Co.	17,200	1,346,588
State Street Corp.	50,526	4,451,341
Stifel Financial Corp.	17,323	1,484,408
T Rowe Price Group, Inc.	37,883	3,354,540
TPG, Inc., Class A	14,537	675,244
Tradeweb Markets, Inc., Class A	20,046	2,772,362
Virtu Financial, Inc., Class A	14,276	558,905
XP, Inc., Class A	69,480	1,118,628
		100,412,221
Chemicals — 2.2%
Albemarle Corp.	20,500	1,200,275
Ashland, Inc.	8,499	462,260
Axalta Coating Systems Ltd.(a)	38,094	1,238,055
Celanese Corp., Class A	18,969	844,310
CF Industries Holdings, Inc.	29,969	2,348,670
Chemours Co.	25,534	316,111
Corteva, Inc.	118,819	7,365,590
Dow, Inc.	121,564	3,718,643
DuPont de Nemours, Inc.	72,233	4,766,656
Eastman Chemical Co.	19,916	1,533,532
Element Solutions, Inc.	38,110	777,825
FMC Corp.	21,204	888,872
Huntsman Corp.	28,551	380,014
International Flavors & Fragrances, Inc.	44,163	3,465,029
LyondellBasell Industries NV, Class A	44,487	2,589,588
Mosaic Co.	55,238	1,679,235
NewMarket Corp.	1,153	709,441
Olin Corp.	19,951	431,341
PPG Industries, Inc.	39,934	4,347,215
RPM International, Inc.	21,980	2,346,365
Scotts Miracle-Gro Co.	7,339	369,739
Westlake Corp.	5,710	527,775
		42,306,541
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.(a)(b)	8,747	1,871,333
MSA Safety, Inc.	6,390	1,005,914
RB Global, Inc.	31,621	3,184,235
Rollins, Inc.	48,258	2,756,980
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	46,528	$ 1,451,208
Veralto Corp.	42,655	4,090,614
Vestis Corp.	23,086	202,233
		14,562,517
Communications Equipment — 0.4%
Ciena Corp.(a)	24,817	1,666,709
F5, Inc.(a)	9,947	2,633,369
Juniper Networks, Inc.	56,243	2,042,746
Lumentum Holdings, Inc.(a)	11,576	683,447
Ubiquiti, Inc.	720	235,044
		7,261,315
Construction & Engineering — 1.0%
AECOM	23,114	2,280,196
API Group Corp.(a)	40,193	1,520,501
Comfort Systems USA, Inc.	6,029	2,396,829
EMCOR Group, Inc.	7,859	3,149,101
Everus Construction Group, Inc.(a)(b)	8,646	347,915
MasTec, Inc.(a)	10,824	1,378,112
Quanta Services, Inc.	25,088	7,343,007
Valmont Industries, Inc.	3,422	1,003,399
WillScot Holdings Corp., Class A	30,944	777,313
		20,196,373
Construction Materials — 0.7%
Eagle Materials, Inc.	5,811	1,315,553
Martin Marietta Materials, Inc.	10,588	5,547,900
Vulcan Materials Co.	22,855	5,995,552
		12,859,005
Consumer Finance — 0.9%
Ally Financial, Inc.	47,396	1,547,953
Credit Acceptance Corp.(a)(b)	1,064	518,615
Discover Financial Services	43,190	7,889,517
OneMain Holdings, Inc.	19,528	919,183
SLM Corp.	37,747	1,091,266
SoFi Technologies, Inc.(a)	184,800	2,311,848
Synchrony Financial	67,182	3,490,105
		17,768,487
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	72,923	1,602,848
BJ’s Wholesale Club Holdings, Inc.(a)	22,779	2,677,899
Casey’s General Stores, Inc.	6,391	2,956,413
Dollar General Corp.	37,944	3,554,973
Dollar Tree, Inc.(a)	34,730	2,839,872
Grocery Outlet Holding Corp.(a)	16,905	283,835
Kroger Co.	114,595	8,274,905
Maplebear, Inc.(a)(b)	28,629	1,142,011
Performance Food Group Co.(a)	26,389	2,128,537
Sysco Corp.	84,893	6,061,360
U.S. Foods Holding Corp.(a)	37,588	2,468,028
Walgreens Boots Alliance, Inc.	123,669	1,356,649
		35,347,330
Containers & Packaging — 1.4%
Amcor PLC	393,470	3,619,922
AptarGroup, Inc.	11,504	1,725,025
Avery Dennison Corp.	13,849	2,369,702
Ball Corp.	50,974	2,647,590
Crown Holdings, Inc.	20,143	1,940,375
Graphic Packaging Holding Co.	51,256	1,297,289
International Paper Co.	90,400	4,129,472
Packaging Corp. of America	15,310	2,841,689
Sealed Air Corp.	24,130	665,023
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	14,457	$ 746,704
Smurfit WestRock PLC	89,278	3,751,462
Sonoco Products Co.	16,675	683,675
		26,417,928
Distributors — 0.3%
Genuine Parts Co.	24,022	2,823,786
LKQ Corp.	44,780	1,711,044
Pool Corp.	6,437	1,886,942
		6,421,772
Diversified Consumer Services — 0.4%
ADT, Inc.	63,638	510,377
Bright Horizons Family Solutions, Inc.(a)	9,967	1,250,061
Duolingo, Inc., Class A(a)(b)	6,508	2,534,736
Grand Canyon Education, Inc.(a)	4,892	872,586
H&R Block, Inc.	23,632	1,426,664
Service Corp. International	24,277	1,939,732
		8,534,156
Diversified REITs — 0.1%
WP Carey, Inc.	37,419	2,336,442
Diversified Telecommunication Services — 0.1%
ESC GCI Liberty, Inc. (a)(c)	15,053	—
Frontier Communications Parent, Inc.(a)	42,349	1,535,151
Iridium Communications, Inc.	19,166	462,476
Liberty Global Ltd., Class A(a)	28,602	313,192
Liberty Global Ltd., Class C(a)	26,252	297,698
		2,608,517
Electric Utilities — 2.9%
Alliant Energy Corp.	44,251	2,701,081
Edison International	65,705	3,515,874
Entergy Corp.	73,638	6,124,472
Evergy, Inc.	38,458	2,657,448
Eversource Energy	63,370	3,769,248
Exelon Corp.	172,825	8,105,492
FirstEnergy Corp.	99,437	4,263,859
IDACORP, Inc.	9,175	1,083,476
NRG Energy, Inc.	35,546	3,895,131
OGE Energy Corp.	34,474	1,564,430
PG&E Corp.	377,140	6,230,353
Pinnacle West Capital Corp.	19,565	1,862,197
PPL Corp.	127,553	4,655,684
Xcel Energy, Inc.	99,283	7,019,308
		57,448,053
Electrical Equipment — 1.3%
Acuity, Inc.	5,309	1,293,325
AMETEK, Inc.	39,875	6,762,002
Generac Holdings, Inc.(a)	10,026	1,146,774
Hubbell, Inc.	9,247	3,358,325
nVent Electric PLC	28,777	1,580,145
Regal Rexnord Corp.	11,478	1,214,832
Rockwell Automation, Inc.	19,595	4,853,290
Sensata Technologies Holding PLC	26,000	556,400
Vertiv Holdings Co., Class A	61,834	5,279,387
		26,044,480
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.(a)	8,981	1,000,124
Avnet, Inc.	14,897	700,010
CDW Corp.	23,204	3,725,634
Cognex Corp.	29,271	799,098
Coherent Corp.(a)	21,662	1,393,300
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	132,385	$ 5,875,246
Crane NXT Co.	8,473	397,553
Ingram Micro Holding Corp.	2,383	42,370
IPG Photonics Corp.(a)(b)	4,541	271,961
Jabil, Inc.	18,962	2,779,071
Keysight Technologies, Inc.(a)	30,096	4,375,958
Littelfuse, Inc.	4,198	765,337
TD SYNNEX Corp.	13,160	1,458,128
Teledyne Technologies, Inc.(a)	7,995	3,725,910
Trimble, Inc.(a)	42,076	2,614,603
Vontier Corp.	25,737	818,694
Zebra Technologies Corp., Class A(a)	8,842	2,213,330
		32,956,327
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	172,400	6,102,960
Halliburton Co.	152,265	3,017,892
NOV, Inc.	67,053	778,485
TechnipFMC PLC	73,038	2,057,481
Weatherford International PLC	12,485	516,879
		12,473,697
Entertainment — 1.8%
Electronic Arts, Inc.	45,645	6,622,633
Liberty Media Corp.-Liberty Formula One, Class C(a)	36,217	3,211,361
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,935	316,964
Liberty Media Corp.-Liberty Live, Class A(a)	3,808	266,484
Liberty Media Corp.-Liberty Live, Class C(a)	7,933	567,289
Live Nation Entertainment, Inc.(a)	27,271	3,612,044
Madison Square Garden Sports Corp., Class A(a)	3,213	618,727
Playtika Holding Corp.	12,721	67,040
ROBLOX Corp., Class A(a)	90,709	6,082,039
Roku, Inc., Class A(a)	21,809	1,486,938
Take-Two Interactive Software, Inc.(a)	29,779	6,948,036
TKO Group Holdings, Inc., Class A	13,594	2,214,599
Warner Bros Discovery, Inc., Class A(a)	419,229	3,634,715
		35,648,869
Financial Services — 1.8%
Affirm Holdings, Inc., Class A(a)	44,784	2,228,452
Block, Inc., Class A(a)	95,947	5,610,021
Corpay, Inc.(a)	11,654	3,791,862
Equitable Holdings, Inc.	55,254	2,732,310
Euronet Worldwide, Inc.(a)(b)	7,275	720,952
Fidelity National Information Services, Inc.	93,610	7,383,957
Global Payments, Inc.	43,963	3,354,817
Jack Henry & Associates, Inc.	12,545	2,175,679
MGIC Investment Corp.	43,761	1,090,087
Rocket Cos., Inc., Class A(b)	25,033	323,176
Shift4 Payments, Inc., Class A(a)(b)	10,623	868,961
Toast, Inc., Class A(a)	79,937	2,844,158
UWM Holdings Corp., Class A	16,771	78,824
Voya Financial, Inc.	16,951	1,003,499
Western Union Co.	44,158	437,606
WEX, Inc.(a)	6,853	893,426
		35,537,787
Food Products — 2.0%
Archer-Daniels-Midland Co.	82,360	3,932,690
Bunge Global SA	23,986	1,888,178
Conagra Brands, Inc.	82,296	2,033,534
Darling Ingredients, Inc.(a)	27,230	876,534
Flowers Foods, Inc.	32,130	565,167
Freshpet, Inc.(a)	7,926	582,878
General Mills, Inc.	95,033	5,392,172

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Hershey Co.	25,155	$ 4,205,665
Hormel Foods Corp.	50,027	1,495,807
Ingredion, Inc.	11,416	1,516,273
J.M. Smucker Co.	17,821	2,072,048
Kellanova	45,278	3,747,660
Lamb Weston Holdings, Inc.	24,503	1,294,003
McCormick & Co., Inc.	43,505	3,335,093
Pilgrim’s Pride Corp.	7,217	393,904
Post Holdings, Inc.(a)	8,940	1,011,740
Seaboard Corp.	45	116,369
Smithfield Foods, Inc.	4,392	97,546
The Campbell’s Co.	33,186	1,209,962
Tyson Foods, Inc., Class A	48,578	2,974,917
		38,742,140
Gas Utilities — 0.4%
Atmos Energy Corp.	26,736	4,294,604
MDU Resources Group, Inc.	34,586	592,804
National Fuel Gas Co.	15,662	1,202,528
UGI Corp.	37,491	1,229,330
		7,319,266
Ground Transportation — 0.8%
Avis Budget Group, Inc.(a)	2,942	272,517
JB Hunt Transport Services, Inc.	13,927	1,818,588
Knight-Swift Transportation Holdings, Inc.	27,066	1,060,175
Landstar System, Inc.	5,997	804,498
Lyft, Inc., Class A(a)	64,644	801,586
Old Dominion Freight Line, Inc.	33,409	5,120,932
Ryder System, Inc.	7,208	992,325
Saia, Inc.(a)	4,566	1,114,104
Schneider National, Inc., Class B	7,892	169,599
U-Haul Holding Co.(a)	1,346	82,631
U-Haul Holding Co., Series N	17,403	953,684
XPO, Inc.(a)(b)	19,741	2,094,915
		15,285,554
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(a)	12,942	2,242,849
Baxter International, Inc.	87,947	2,741,308
Cooper Cos., Inc.(a)	33,707	2,752,851
DENTSPLY SIRONA, Inc.	34,377	477,840
Dexcom, Inc.(a)	67,389	4,810,227
Enovis Corp.(a)(b)	9,810	339,328
Envista Holdings Corp.(a)	29,692	477,447
GE HealthCare Technologies, Inc.(a)	78,535	5,523,366
Globus Medical, Inc., Class A(a)	19,338	1,387,888
Hologic, Inc.(a)	39,178	2,280,160
IDEXX Laboratories, Inc.(a)	14,038	6,073,541
Inspire Medical Systems, Inc.(a)	5,068	802,670
Insulet Corp.(a)	12,062	3,043,122
Masimo Corp.(a)	7,515	1,209,614
Penumbra, Inc.(a)	6,367	1,864,512
QuidelOrtho Corp.(a)	11,318	314,527
ResMed, Inc.	25,113	5,941,485
Solventum Corp.(a)	23,939	1,582,847
STERIS PLC	16,788	3,772,935
Teleflex, Inc.	8,042	1,102,156
Zimmer Biomet Holdings, Inc.	34,214	3,525,753
		52,266,426
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	15,492	362,513
Amedisys, Inc.(a)	5,445	516,731
Security	Shares	Value
Health Care Providers & Services (continued)
Cardinal Health, Inc.	42,068	$ 5,943,788
Cencora, Inc.	29,923	8,757,564
Centene Corp.(a)	87,171	5,217,184
Chemed Corp.	2,560	1,488,666
DaVita, Inc.(a)(b)	8,208	1,161,842
Encompass Health Corp.	17,066	1,996,551
Henry Schein, Inc.(a)(b)	21,527	1,398,609
Humana, Inc.	20,823	5,460,624
Labcorp Holdings, Inc.	14,517	3,498,742
Molina Healthcare, Inc.(a)	9,790	3,201,428
Premier, Inc., Class A	17,717	360,541
Quest Diagnostics, Inc.	19,170	3,416,477
Tenet Healthcare Corp.(a)	16,329	2,334,231
Universal Health Services, Inc., Class B	9,856	1,745,202
		46,860,693
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	29,700	2,158,002
Healthcare Realty Trust, Inc.	63,167	980,983
Healthpeak Properties, Inc.	119,850	2,138,124
Medical Properties Trust, Inc.	103,371	570,608
Omega Healthcare Investors, Inc.	46,620	1,820,511
Ventas, Inc.	72,288	5,065,943
		12,734,171
Health Care Technology(a) — 0.4%
Certara, Inc.	21,635	299,861
Doximity, Inc., Class A	21,873	1,244,136
Veeva Systems, Inc., Class A	25,475	5,953,253
		7,497,250
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	120,361	1,699,497
Park Hotels & Resorts, Inc.	36,285	360,673
		2,060,170
Hotels, Restaurants & Leisure — 3.4%
Aramark	45,666	1,526,614
Boyd Gaming Corp.	11,040	763,306
Caesars Entertainment, Inc.(a)	36,627	991,127
Carnival Corp.(a)(b)	177,240	3,250,582
Cava Group, Inc.(a)	13,016	1,203,069
Choice Hotels International, Inc.(b)	4,749	598,896
Churchill Downs, Inc.	12,036	1,088,175
Darden Restaurants, Inc.	20,173	4,047,511
Domino’s Pizza, Inc.	6,005	2,944,672
DraftKings, Inc., Class A(a)	78,194	2,603,078
Dutch Bros, Inc., Class A(a)	18,897	1,128,907
Expedia Group, Inc.	21,207	3,328,015
Hilton Worldwide Holdings, Inc.	41,374	9,329,010
Hyatt Hotels Corp., Class A	7,110	801,155
Las Vegas Sands Corp.	60,170	2,206,434
Light & Wonder, Inc., Class A(a)	15,360	1,311,437
Marriott Vacations Worldwide Corp.	6,067	332,532
MGM Resorts International(a)	40,075	1,260,759
Norwegian Cruise Line Holdings Ltd.(a)	76,067	1,219,354
Penn Entertainment, Inc.(a)	25,830	393,133
Planet Fitness, Inc., Class A(a)	14,650	1,385,743
Royal Caribbean Cruises Ltd.	40,948	8,800,135
Texas Roadhouse, Inc.	11,514	1,910,863
Travel & Leisure Co.	11,467	503,745
Vail Resorts, Inc.	6,466	900,067
Wendy’s Co.	29,374	367,175
Wingstop, Inc.	5,060	1,335,283
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	12,973	$ 1,106,597
Wynn Resorts Ltd.	17,398	1,397,233
Yum! Brands, Inc.	48,667	7,321,463
		65,356,070
Household Durables — 1.6%
D.R. Horton, Inc.	49,014	6,192,429
Garmin Ltd.	26,745	4,997,838
Leggett & Platt, Inc.	22,351	215,017
Lennar Corp., Class A	39,722	4,314,206
Lennar Corp., Class B	1,870	193,302
Mohawk Industries, Inc.(a)	9,082	965,871
Newell Brands, Inc.	71,588	342,191
NVR, Inc.(a)	490	3,491,617
PulteGroup, Inc.	35,221	3,612,970
SharkNinja, Inc.(a)	11,444	921,242
Tempur Sealy International, Inc.	28,924	1,766,099
Toll Brothers, Inc.	17,305	1,745,555
TopBuild Corp.(a)	5,171	1,529,375
Whirlpool Corp.	9,010	687,283
		30,974,995
Household Products — 0.4%
Church & Dwight Co., Inc.	42,137	4,185,889
Clorox Co.	21,440	3,050,912
Reynolds Consumer Products, Inc.	9,388	215,924
Spectrum Brands Holdings, Inc.	4,616	291,270
		7,743,995
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	123,945	1,239,450
Brookfield Renewable Corp.	23,194	660,101
Clearway Energy, Inc., Class A	5,751	157,290
Clearway Energy, Inc., Class C	13,950	409,293
Vistra Corp.	58,601	7,596,448
		10,062,582
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	48,388	935,824
EastGroup Properties, Inc.	8,542	1,395,934
First Industrial Realty Trust, Inc.	22,840	1,086,727
Lineage, Inc.	10,482	505,547
Rexford Industrial Realty, Inc.	38,403	1,271,139
STAG Industrial, Inc.	31,394	1,036,944
		6,232,115
Insurance — 5.6%
Aflac, Inc.	95,379	10,365,790
Allstate Corp.	45,372	9,001,351
American Financial Group, Inc.	12,372	1,567,037
Arch Capital Group Ltd.	61,688	5,593,868
Arthur J Gallagher & Co.	42,465	13,618,101
Assurant, Inc.	9,164	1,766,269
Assured Guaranty Ltd.	8,842	775,709
Axis Capital Holdings Ltd.	13,349	1,285,776
Brighthouse Financial, Inc.(a)	11,224	653,461
Brown & Brown, Inc.	41,247	4,561,918
Cincinnati Financial Corp.	26,441	3,680,852
CNA Financial Corp.	3,835	184,694
Everest Group Ltd.	7,386	2,650,318
Fidelity National Financial, Inc., Class A	44,814	2,870,337
First American Financial Corp.	16,991	1,033,223
Globe Life, Inc.	14,194	1,750,688
Hanover Insurance Group, Inc.	6,174	1,025,501
Hartford Financial Services Group, Inc.	50,431	6,186,371
Security	Shares	Value
Insurance (continued)
Kemper Corp.	10,480	$ 619,578
Kinsale Capital Group, Inc.	3,803	1,655,294
Lincoln National Corp.	27,746	884,265
Loews Corp.	30,964	2,688,604
Markel Group, Inc.(a)	2,200	4,000,920
Old Republic International Corp.	42,187	1,586,231
Primerica, Inc.	5,770	1,512,144
Principal Financial Group, Inc.	39,074	2,897,337
Prudential Financial, Inc.	62,085	6,376,750
Reinsurance Group of America, Inc.	11,285	2,113,793
RenaissanceRe Holdings Ltd.	8,829	2,136,000
RLI Corp.	14,334	1,060,859
Ryan Specialty Holdings, Inc., Class A	17,703	1,159,723
Unum Group	31,439	2,441,553
W.R. Berkley Corp.	50,748	3,638,124
White Mountains Insurance Group Ltd.	432	763,538
Willis Towers Watson PLC	17,392	5,353,258
		109,459,235
Interactive Media & Services — 0.3%
Angi, Inc., Class A(a)(b)	6,761	77,481
IAC, Inc.(a)	12,877	449,922
Match Group, Inc.	43,753	1,297,714
Pinterest, Inc., Class A(a)	102,764	2,601,985
TripAdvisor, Inc.(a)	18,985	236,363
Trump Media & Technology Group Corp., Class A(a)(b)	13,942	342,137
ZoomInfo Technologies, Inc., Class A(a)	53,141	454,887
		5,460,489
IT Services — 2.2%
Akamai Technologies, Inc.(a)	25,714	2,072,034
Amdocs Ltd.	19,170	1,698,079
Cloudflare, Inc., Class A(a)	52,593	6,352,183
Cognizant Technology Solutions Corp., Class A	85,970	6,324,813
DXC Technology Co.(a)	31,076	482,299
EPAM Systems, Inc.(a)	9,455	1,483,584
Gartner, Inc.(a)	13,018	5,481,619
Globant SA(a)(b)	7,162	842,036
GoDaddy, Inc., Class A(a)	24,146	4,547,416
Kyndryl Holdings, Inc.(a)	39,278	1,273,393
MongoDB, Inc., Class A(a)	12,365	2,128,882
Okta, Inc., Class A(a)	27,956	3,135,545
Twilio, Inc., Class A(a)	26,428	2,555,852
VeriSign, Inc.(a)	14,376	4,055,757
		42,433,492
Leisure Products — 0.2%
Brunswick Corp.	11,206	516,036
Hasbro, Inc.	24,007	1,486,033
Mattel, Inc.(a)	58,341	927,038
Polaris, Inc.	8,762	297,558
YETI Holdings, Inc.(a)	14,554	415,517
		3,642,182
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(a)	18,238	150,828
Agilent Technologies, Inc.	49,602	5,337,175
Avantor, Inc.(a)	117,132	1,521,545
Azenta, Inc.(a)(b)	8,537	224,864
Bio-Rad Laboratories, Inc., Class A(a)	3,318	809,857
Bio-Techne Corp.	27,265	1,372,793
Bruker Corp.	18,655	747,319
Charles River Laboratories International, Inc.(a)	8,808	1,044,805
Fortrea Holdings, Inc.(a)	14,851	92,522
Illumina, Inc.(a)	27,530	2,136,328

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(a)	31,131	$ 4,827,484
Medpace Holdings, Inc.(a)(b)	4,389	1,353,524
Mettler-Toledo International, Inc.(a)	3,612	3,866,899
QIAGEN NV	37,698	1,611,589
Repligen Corp.(a)	9,638	1,329,948
Revvity, Inc.(b)	20,953	1,957,639
Sotera Health Co.(a)	25,738	295,987
Waters Corp.(a)	10,179	3,539,544
West Pharmaceutical Services, Inc.	12,538	2,649,154
		34,869,804
Machinery — 3.6%
AGCO Corp.	10,598	899,028
Allison Transmission Holdings, Inc.	15,051	1,388,304
CNH Industrial NV	150,433	1,740,510
Crane Co.	8,456	1,361,247
Cummins, Inc.	23,598	6,934,036
Donaldson Co., Inc.	20,732	1,362,714
Dover Corp.	23,683	4,041,504
Esab Corp.	9,788	1,175,735
Flowserve Corp.	22,779	1,030,294
Fortive Corp.	59,897	4,174,222
Gates Industrial Corp. PLC(a)	40,571	767,603
Graco, Inc.	28,916	2,359,835
IDEX Corp.	13,082	2,275,876
Ingersoll Rand, Inc.	69,706	5,257,924
ITT, Inc.	14,227	1,949,384
Lincoln Electric Holdings, Inc.	9,530	1,679,186
Middleby Corp.(a)	9,194	1,226,020
Nordson Corp.	9,799	1,857,596
Oshkosh Corp.	11,309	947,242
Otis Worldwide Corp.	68,940	6,636,854
Pentair PLC	28,318	2,569,292
RBC Bearings, Inc.(a)(b)	4,904	1,611,307
Snap-on, Inc.	8,935	2,803,892
Stanley Black & Decker, Inc.	26,541	1,592,991
Timken Co.	11,229	721,463
Toro Co.	17,539	1,197,563
Westinghouse Air Brake Technologies Corp.	29,443	5,439,300
Xylem, Inc.	41,736	5,032,109
		70,033,031
Marine Transportation — 0.0%
Kirby Corp.(a)	9,868	950,979
Media — 1.3%
Charter Communications, Inc., Class A(a)	16,038	6,284,651
Fox Corp., Class A	38,194	1,901,679
Fox Corp., Class B	22,517	1,041,186
Interpublic Group of Cos., Inc.	64,159	1,611,674
Liberty Broadband Corp., Class A(a)	2,963	263,855
Liberty Broadband Corp., Class C(a)	18,920	1,710,179
New York Times Co., Class A	27,564	1,434,982
News Corp., Class A	65,717	1,782,245
News Corp., Class B	19,860	624,001
Nexstar Media Group, Inc., Class A	5,305	793,946
Omnicom Group, Inc.	33,432	2,546,181
Paramount Global, Class A	1,521	34,466
Paramount Global, Class B	102,446	1,202,716
Sirius XM Holdings, Inc.	36,962	791,726
Trade Desk, Inc., Class A(a)	77,115	4,135,678
		26,159,165
Security	Shares	Value
Metals & Mining — 0.9%
Alcoa Corp.	42,669	$ 1,046,670
ATI, Inc.(a)	21,012	1,142,632
Cleveland-Cliffs, Inc.(a)	82,333	678,424
MP Materials Corp., Class A(a)(b)	22,837	558,593
Nucor Corp.	40,667	4,854,420
Reliance, Inc.	9,294	2,678,810
Royal Gold, Inc.	11,260	2,057,315
Steel Dynamics, Inc.	24,915	3,231,725
U.S. Steel Corp.	38,409	1,678,857
		17,927,446
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	150,364	1,327,714
Annaly Capital Management, Inc.	96,104	1,883,638
Rithm Capital Corp.	89,542	1,001,080
Starwood Property Trust, Inc.	54,975	1,054,970
		5,267,402
Multi-Utilities — 2.1%
Ameren Corp.	45,953	4,560,376
CenterPoint Energy, Inc.	111,458	4,322,341
CMS Energy Corp.	51,401	3,785,684
Consolidated Edison, Inc.	59,819	6,744,592
DTE Energy Co.	35,706	4,891,722
NiSource, Inc.	80,665	3,154,808
Public Service Enterprise Group, Inc.	86,132	6,884,531
WEC Energy Group, Inc.	54,627	5,982,749
		40,326,803
Office REITs — 0.2%
BXP, Inc.	27,313	1,740,657
Cousins Properties, Inc.	28,629	788,443
Highwoods Properties, Inc.	18,222	518,234
Kilroy Realty Corp.	20,420	643,434
Vornado Realty Trust	30,306	1,069,196
		4,759,964
Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp.	57,721	955,283
Antero Resources Corp.(a)	50,047	1,743,137
APA Corp.	62,585	972,571
Cheniere Energy, Inc.	38,584	8,917,148
Chord Energy Corp.	10,522	949,400
Civitas Resources, Inc.	16,830	458,617
Coterra Energy, Inc.	126,078	3,096,476
Devon Energy Corp.	107,582	3,271,569
Diamondback Energy, Inc.	32,576	4,300,358
DT Midstream, Inc.(a)	17,480	1,699,056
EQT Corp.	101,783	5,032,152
Expand Energy Corp.	39,840	4,139,376
Hess Corp.	48,253	6,227,050
HF Sinclair Corp.	26,862	807,740
Kinder Morgan, Inc.	334,851	8,806,581
Matador Resources Co.	20,404	806,774
New Fortress Energy, Inc., Class A	13,721	74,505
ONEOK, Inc.	107,109	8,800,075
Ovintiv, Inc.	44,798	1,504,317
Permian Resources Corp., Class A	113,387	1,337,967
Range Resources Corp.	41,393	1,404,464
Targa Resources Corp.	37,363	6,385,337
Texas Pacific Land Corp.	3,243	4,179,805
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc., Class A	21,774	$ 878,145
Williams Cos., Inc.	210,215	12,312,293
		89,060,196
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,970	946,821
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	21,453	949,724
American Airlines Group, Inc.(a)	113,221	1,126,549
Delta Air Lines, Inc.	111,259	4,631,712
Southwest Airlines Co.	103,181	2,884,941
United Airlines Holdings, Inc.(a)(b)	56,537	3,890,877
		13,483,803
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	22,399	1,727,859
Coty, Inc., Class A(a)	64,883	327,659
elf Beauty, Inc.(a)	9,155	566,420
Kenvue, Inc.	330,767	7,806,101
		10,428,039
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc.(a)(b)	83,834	794,746
Jazz Pharmaceuticals PLC(a)	10,312	1,206,092
Organon & Co.	43,810	566,463
Perrigo Co. PLC	23,527	605,114
Royalty Pharma PLC, Class A	66,634	2,186,928
Viatris, Inc.	204,966	1,725,814
		7,085,157
Professional Services — 2.8%
Amentum Holdings, Inc.(a)	25,399	554,206
Booz Allen Hamilton Holding Corp., Class A	21,777	2,613,676
Broadridge Financial Solutions, Inc.	20,224	4,902,298
CACI International, Inc., Class A(a)(b)	3,809	1,744,027
Clarivate PLC(a)	71,512	308,217
Concentrix Corp.	7,998	408,378
Dayforce, Inc.(a)	26,004	1,504,851
Dun & Bradstreet Holdings, Inc.	51,767	464,350
Equifax, Inc.	21,217	5,519,178
FTI Consulting, Inc.(a)	5,989	995,851
Genpact Ltd.	29,898	1,502,673
Jacobs Solutions, Inc.	21,289	2,635,578
KBR, Inc.	23,034	1,216,426
Leidos Holdings, Inc.	22,977	3,381,755
ManpowerGroup, Inc.	8,133	350,288
Parsons Corp.(a)	7,916	529,264
Paychex, Inc.	55,549	8,172,369
Paycom Software, Inc.	8,793	1,990,647
Paylocity Holding Corp.(a)	7,534	1,447,281
Robert Half, Inc.	17,403	770,953
Science Applications International Corp.	8,499	1,028,634
SS&C Technologies Holdings, Inc.	37,113	2,805,743
TransUnion	33,512	2,780,156
Verisk Analytics, Inc.	24,338	7,214,513
		54,841,312
Real Estate Management & Development(a) — 0.8%
CBRE Group, Inc., Class A	52,833	6,455,136
CoStar Group, Inc.	71,718	5,319,324
Howard Hughes Holdings, Inc.	5,458	363,121
Jones Lang LaSalle, Inc.	8,160	1,855,665
Security	Shares	Value
Real Estate Management & Development (continued)
Seaport Entertainment Group, Inc.	1,371	$ 26,255
Zillow Group, Inc., Class A	7,927	523,023
Zillow Group, Inc., Class C	26,991	1,817,304
		16,359,828
Residential REITs — 1.6%
American Homes 4 Rent, Class A	58,304	2,179,987
AvalonBay Communities, Inc.	24,500	5,144,510
Camden Property Trust	17,868	2,033,378
Equity LifeStyle Properties, Inc.	32,599	2,111,763
Equity Residential	65,236	4,583,481
Essex Property Trust, Inc.	11,025	3,077,629
Invitation Homes, Inc.	105,689	3,613,507
Mid-America Apartment Communities, Inc.	20,054	3,201,621
Sun Communities, Inc.	21,769	2,708,717
UDR, Inc.	56,373	2,360,901
		31,015,494
Retail REITs — 1.4%
Agree Realty Corp.	17,793	1,380,915
Brixmor Property Group, Inc.	51,750	1,289,092
Federal Realty Investment Trust	14,652	1,377,581
Kimco Realty Corp.	113,761	2,272,945
NNN REIT, Inc.	32,460	1,334,431
Realty Income Corp.	150,546	8,710,592
Regency Centers Corp.	31,303	2,259,450
Simon Property Group, Inc.	55,881	8,794,552
		27,419,558
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.(a)	20,895	398,468
Amkor Technology, Inc.	19,684	343,486
Astera Labs, Inc.(a)	19,204	1,254,213
Cirrus Logic, Inc.(a)	9,156	879,342
Enphase Energy, Inc.(a)	22,757	1,014,735
Entegris, Inc.	26,004	2,057,436
First Solar, Inc.(a)	18,419	2,317,479
GLOBALFOUNDRIES, Inc.(a)	16,739	587,037
Lattice Semiconductor Corp.(a)	23,449	1,147,360
MACOM Technology Solutions Holdings, Inc., Class H(a)	10,688	1,108,880
Microchip Technology, Inc.	91,589	4,220,421
MKS Instruments, Inc.	11,385	798,544
Monolithic Power Systems, Inc.	8,112	4,811,227
ON Semiconductor Corp.(a)	73,385	2,913,384
Onto Innovation, Inc.(a)	8,480	1,034,306
Qorvo, Inc.(a)	16,393	1,174,886
Skyworks Solutions, Inc.	27,739	1,783,063
Teradyne, Inc.	27,016	2,004,857
Universal Display Corp.	8,069	1,013,708
Wolfspeed, Inc.(a)(b)	26,390	93,685
		30,956,517
Software — 7.1%
ANSYS, Inc.(a)	15,068	4,850,088
Appfolio, Inc., Class A(a)(b)	3,871	799,439
AppLovin Corp., Class A(a)	45,299	12,199,474
Bentley Systems, Inc., Class B	23,864	1,025,913
Bill Holdings, Inc.(a)(b)	17,440	794,741
CCC Intelligent Solutions Holdings, Inc.(a)(b)	82,597	764,848
Confluent, Inc., Class A(a)	42,303	1,007,234
Datadog, Inc., Class A(a)	52,485	5,361,868

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
DocuSign, Inc.(a)	34,600	$ 2,828,550
Dolby Laboratories, Inc., Class A	10,309	791,628
DoubleVerify Holdings, Inc.(a)	25,748	341,418
Dropbox, Inc., Class A(a)	40,311	1,150,879
Dynatrace, Inc.(a)	51,546	2,421,116
Elastic NV(a)	15,102	1,301,792
Fair Isaac Corp.(a)	4,097	8,151,719
Five9, Inc.(a)	12,320	309,725
Gen Digital, Inc.	93,932	2,430,021
Gitlab, Inc., Class A(a)(b)	21,640	1,009,939
Guidewire Software, Inc.(a)	14,134	2,894,219
HubSpot, Inc.(a)	8,558	5,233,217
Informatica, Inc., Class A(a)	13,792	259,703
Manhattan Associates, Inc.(a)	10,431	1,850,355
MicroStrategy, Inc., Class A(a)	39,914	15,171,711
nCino, Inc.(a)(b)	14,182	329,022
Nutanix, Inc., Class A(a)	43,216	2,968,939
Palantir Technologies, Inc., Class A(a)	355,714	42,130,766
Pegasystems, Inc.	7,683	707,451
Procore Technologies, Inc.(a)(b)	18,456	1,182,845
PTC, Inc.(a)	20,445	3,168,362
RingCentral, Inc., Class A(a)(b)	14,013	357,331
SentinelOne, Inc., Class A(a)	48,852	903,762
Teradata Corp.(a)	16,301	350,471
Tyler Technologies, Inc.(a)	7,322	3,978,043
UiPath, Inc., Class A(a)	73,681	879,751
Unity Software, Inc.(a)(b)	52,952	1,115,699
Zoom Communications, Inc., Class A(a)	45,540	3,531,172
Zscaler, Inc.(a)	16,088	3,638,623
		138,191,834
Specialized REITs — 2.5%
Crown Castle, Inc.	75,091	7,941,624
CubeSmart	39,051	1,588,204
Digital Realty Trust, Inc.	57,236	9,188,668
EPR Properties	13,326	659,504
Extra Space Storage, Inc.	36,122	5,292,595
Gaming & Leisure Properties, Inc.	44,780	2,143,171
Iron Mountain, Inc.	50,285	4,509,056
Lamar Advertising Co., Class A	15,037	1,711,361
Millrose Properties, Inc., Class A(a)	21,073	527,668
National Storage Affiliates Trust	12,195	453,654
Rayonier, Inc.	26,522	648,728
SBA Communications Corp.	18,533	4,510,932
VICI Properties, Inc.	181,965	5,826,519
Weyerhaeuser Co.	125,898	3,262,017
		48,263,701
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	10,324	337,801
AutoNation, Inc.(a)	4,381	762,951
Bath & Body Works, Inc.	37,535	1,145,193
Best Buy Co., Inc.	36,951	2,464,262
Burlington Stores, Inc.(a)	10,951	2,464,413
CarMax, Inc.(a)	26,723	1,728,177
Carvana Co., Class A(a)	18,686	4,565,924
Dick’s Sporting Goods, Inc.	9,668	1,815,070
Five Below, Inc.(a)	9,257	702,514
Floor & Decor Holdings, Inc., Class A(a)	18,128	1,295,064
Security	Shares	Value
Specialty Retail (continued)
GameStop Corp., Class A(a)	67,105	$ 1,869,545
Gap, Inc.	35,007	766,653
Lithia Motors, Inc., Class A	4,578	1,340,255
Murphy USA, Inc.	3,173	1,581,963
Penske Automotive Group, Inc.	3,210	499,701
RH(a)	2,631	484,183
Ross Stores, Inc.	56,226	7,815,414
Tractor Supply Co.	92,245	4,669,442
Ulta Beauty, Inc.(a)	8,029	3,176,594
Valvoline, Inc.(a)	22,453	769,240
Wayfair, Inc., Class A(a)(b)	16,812	507,050
Williams-Sonoma, Inc.	21,385	3,303,341
		44,064,750
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	226,747	3,677,837
HP, Inc.	161,904	4,139,885
NetApp, Inc.	35,099	3,150,135
Pure Storage, Inc., Class A(a)	53,057	2,406,666
Sandisk Corp.(a)	19,646	630,833
Super Micro Computer, Inc.(a)(b)	85,571	2,726,292
Western Digital Corp.(a)	59,671	2,617,170
		19,348,818
Textiles, Apparel & Luxury Goods — 0.6%
Amer Sports, Inc.(a)	10,866	263,501
Birkenstock Holding PLC(a)	6,700	344,581
Capri Holdings Ltd.(a)	20,460	307,718
Carter’s, Inc.	6,166	203,786
Columbia Sportswear Co.	5,375	334,164
Crocs, Inc.(a)	9,760	941,059
Deckers Outdoor Corp.(a)(b)	26,197	2,903,414
PVH Corp.	9,435	650,826
Ralph Lauren Corp., Class A	6,853	1,541,582
Skechers USA, Inc., Class A(a)	22,726	1,091,303
Tapestry, Inc.	40,133	2,835,397
Under Armour, Inc., Class A(a)(b)	32,202	184,195
Under Armour, Inc., Class C(a)	31,793	172,954
VF Corp.	60,238	715,627
		12,490,107
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	17,746	829,803
Core & Main, Inc., Class A(a)(b)	33,094	1,743,392
Fastenal Co.	98,869	8,005,423
Ferguson Enterprises, Inc.	34,574	5,865,825
MSC Industrial Direct Co., Inc., Class A	7,875	602,280
SiteOne Landscape Supply, Inc.(a)(b)	7,650	878,297
United Rentals, Inc.	11,309	7,141,068
Watsco, Inc.	5,972	2,746,164
WESCO International, Inc.	7,240	1,179,830
WW Grainger, Inc.	7,516	7,698,714
		36,690,796
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities — 0.3%
American Water Works Co., Inc.	33,687	$ 4,952,326
Essential Utilities, Inc.	43,423	1,785,988
		6,738,314
Total Common Stocks — 98.8% (Cost: $1,315,562,483)		1,927,859,403
Investment Companies
Equity Funds — 0.9%
iShares Russell Mid-Cap ETF(b)(d)	216,926	18,254,323
Total Investment Companies — 0.9% (Cost: $17,989,121)		18,254,323
Total Long-Term Investments — 99.7% (Cost: $1,333,551,604)		1,946,113,726
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	45,793,168	45,811,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	11,533,545	11,533,545
Total Short-Term Securities — 3.0% (Cost: $57,346,876)		57,345,030
Total Investments — 102.7% (Cost: $1,390,898,480)		2,003,458,756
Liabilities in Excess of Other Assets — (2.7)%		(52,242,920)
Net Assets — 100.0%		$ 1,951,215,836

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 65,466,112	$ —	$ (19,650,907)(a)	$ 2,252	$ (5,972)	$ 45,811,485	45,793,168	$ 177,586 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,620,555	4,912,990 (a)	—	—	—	11,533,545	11,533,545	342,257	—
iShares Russell Mid-Cap ETF	17,697,759	116,346,719	(114,474,850)	(939,282)	(376,023)	18,254,323	216,926	194,104	—
				$ (937,030)	$ (381,995)	$ 75,599,353		$ 713,947	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	06/20/25	$ 2,794	$ (58,898)
S&P Mid 400 E-Mini Index	32	06/20/25	9,145	(322,862)
				$ (381,760)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,927,859,403	$ —	$ —	$ 1,927,859,403
Investment Companies	18,254,323	—	—	18,254,323
Short-Term Securities
Money Market Funds	57,345,030	—	—	57,345,030
	$2,003,458,756	$—	$—	$2,003,458,756
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (381,760)	$ —	$ —	$ (381,760)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Schedule of Investments